Right-of-Use Asset - Summary of Right of Use Assets (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Lease Right of Use Asset [Abstract]
Balance, beginning	$ 67,023	$ 46,660
Lease extension	158,508	78,580
Depreciation	(73,313)	(57,687)
Foreign exchange	479	(530)
Balance, ending	$ 152,697	$ 67,023